Finance receivables, net - Finance Receivables Due for Payment (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
2022	€ 1,187.0
2023	383.0
2024	0.0
2025	0.0
2026	0.0
Thereafter	0.0
Finance receivables, gross	€ 1,570.0	€ 2,122.5